Income Taxes (Tables)	3 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Effective Income Tax

For continuing operations, including noncontrolling interests, the statutory U.S. federal income tax rate reconciles to the Companies’ effective income tax rate as follows:

	Dominion Energy		Virginia Power
Three Months Ended March 31,	2023	2022	2023	2022
U.S. statutory rate	21.0%	21.0%	21.0%	21.0%
Increases (reductions) resulting from:
Recognition of taxes - sale of subsidiary stock	—	19.7
State taxes, net of federal benefit	3.8	4.8	4.6	4.4
Investment tax credits	(2.6)	(7.3)	(0.3)	(6.7)
Production tax credits	(0.4)	(0.8)	(0.7)	(0.8)
Reversal of excess deferred income taxes	(1.9)	(5.6)	(2.7)	(3.0)
Changes in state deferred taxes associated with assets held for sale	—	1.1
AFUDC - equity	(0.1)	(1.0)	0.2	(0.9)
Other, net	(1.2)	0.3	(0.2)	0.6
Effective tax rate	18.6%	32.2%	21.9%	14.6%